Cover	Jun. 04, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 04, 2025
Entity Registrant Name	UPLAND SOFTWARE, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36720
Entity Tax Identification Number	27-2992077
Entity Address, Address Line One	401 Congress Avenue, Suite 1850
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78701
City Area Code	512
Local Phone Number	960-1010
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001505155
Amendment Flag	false
Preferred Stock Purchase Rights
Cover [Abstract]
Title of 12(b) Security	Preferred Stock Purchase Rights
Security Exchange Name	NASDAQ
Entity Listings [Line Items]
Title of 12(b) Security	Preferred Stock Purchase Rights
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
Common Stock, Par or Stated Value Per Share
Cover [Abstract]
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Security Exchange Name	NASDAQ
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Security Exchange Name	NASDAQ
Trading Symbol	UPLD